Deconsolidation of a Subsidiary (Details) ¥ in Thousands		12 Months Ended
	Nov. 23, 2022 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Deconsolidation of a Subsidiary [Line Items]
Gain from the of subsidiary					¥ 4,318
Percentage of significance test					10.00%
Mr. Zhang Hongwei [Member]
Deconsolidation of a Subsidiary [Line Items]
Total consideration	¥ 158
Fujian Henduoka Network Technology Co., Ltd. [Member]
Deconsolidation of a Subsidiary [Line Items]
Equity interests percentage	100.00%
Gain from the of subsidiary					¥ 4,318